GEOGRAPHICAL INFORMATION - Revenue from customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GEOGRAPHICAL INFORMATION
Total net revenue	$ 508,685	$ 324,520	$ 222,555
North America
GEOGRAPHICAL INFORMATION
Total net revenue	414,105	241,123	161,925
Others
GEOGRAPHICAL INFORMATION
Total net revenue	$ 94,580	$ 83,397	$ 60,630